State Street Fixed Income Sector Rotation ETF Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
State Street Fixed Income Sector Rotation ETF | State Street Fixed Income Sector Rotation ETF
Prospectus [Line Items]
Annual Return [Percent]	6.22%	0.97%	5.22%	(15.67%)	(1.81%)	6.04%